Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Fair Value Measurements [Abstract]
Schedule of Company’s Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2025 and December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company’s utilized to determine such fair value:

		June 30,	December 31,
Description	Level	2025	2024
Assets:
Forward purchase agreement asset (Note 10)	3	$-	$155
SEPA put rights asset (Note 12)	3	13	188
Liabilities:
Embedded derivative liability (Note 12)	3	$93	$80

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company’s utilized to determine such fair value:

		December 31,
Description	Level	2024
Assets:
Forward purchase agreement asset (Note 11)	3	$155
SEPA put rights asset (Note 13)	3	188
Liabilities:
Embedded derivative liability (Note 13)	3	$80

Schedule of Fair Value of the Company’s Position Under the Forward Purchase Agreement	The fair value of the Company’s position under the Forward Purchase Agreement was calculated as of December 31, 2024 by multiplying the number of shares under the Forward Purchase Agreement by the market price at the settlement date estimated using a Monte-Carlo simulation incorporating the following assumptions:
December 31,
2024
Stock price	$53.70
Risk-free interest rate	4.4%
Expected term (in years)	0.1
Expected volatility	98%
Expected dividend yield	0%
The fair value of the put rights under each advance notice was estimated using the Black Scholes model, incorporating the following assumptions:
	June 30,	December 31,
	2025	2024
Stock price	$6.30	$53.70
Risk-free interest rate	3.7 - 4.4%	4.2%
Exercise price	$6.00	$51.60
Expected term (in years)	0.4 - 1.4	1 - 2
Expected volatility	92-97%	93-99%
Expected dividend yield	0%	0%
Number of shares under each advance notice	1,417	1,883

The fair value of the Company’s position under the Forward Purchase Agreement was calculated by multiplying the number of shares under the Forward Purchase Agreement by the market price at the settlement date estimated using a Monte-Carlo simulation incorporating the following assumptions:

	November 13,	December 31,
	2024	2024
Stock price	$173.10	$53.70
Risk-free interest rate	4.6%	4.4%
Expected term (in years)	0.3	0.1
Expected volatility	90%	98%
Expected dividend yield	0%	0%
The fair value of the put rights under each advance notice was estimated using the Black Scholes model, incorporating the following assumptions:
	November 13,	December 31,
	2024	2024
Stock price	$173.10	$53.70
Risk-free interest rate	4.3%	4.2%
Exercise price	166.20	51.60
Expected term (in years)	1 to 2 years	1 to 2 years
Expected volatility	82-90%	93-99%
Expected dividend yield	0%	0%
Number of shares	5,500	1,883

Schedule of Changes in the Fair Value of Level 3 Financial Assets and Liabilities

The changes in the fair value of Level 3 financial assets and liabilities for the six months ended June 30, 2025 are as follows:

	Forward Purchase Agreement asset	SEPA Put Rights Asset	Embedded Derivative Liability
Fair value as of January 1, 2025	$155	$188	$80
Initial measurement at the issuance date (Note 12)			93
Settlement	(132)	-	(703)
Change in fair value	(23)	(175)	623
Fair value as of June 30, 2025	$-	$13	$93

The changes in the fair value of Level 3 financial assets and liabilities for the year ended December 31, 2024 are as follows:

	Forward Purchase Agreement asset	SEPA Put Rights Asset		Embedded Derivative Liability
Fair value as of January 1, 2024	$-	$		$-
Initial measurement at the issuance date	494		1,551	69
Change in fair value	(339)		(1,363)	11

Fair value as of December 31, 2024	$155		$188	$80